CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions	Ordinary Shares Convertible Senior Notes Due 2022 CNY (¥)	Ordinary Shares CNY (¥)	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital Convertible Senior Notes Due 2022 CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest CNY (¥)	Convertible Senior Notes Due 2022 CNY (¥) shares	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2019 | shares											2,859,026,090	2,859,026,090
Balance at beginning at Dec. 31, 2019		¥ 0	¥ (107)			¥ 3,834	¥ 3,694	¥ (49)	¥ 121		¥ 7,493
Treasury shares, balance (in shares) at Dec. 31, 2019 | shares			30,967,640	30,967,640
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		0				2					¥ 2
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares											14,543,070	14,543,070
Return of loaned ADS in connection with issuance of Convertible Senior Notes due 2022 (in shares) | shares										2,020
Return of loaned ADS in connection with issuance of Convertible Senior Notes due 2022	¥ 0				¥ 0					¥ 0
Share-based compensation						122					¥ 122
Net loss							(2,192)		(12)		(2,204)
Dividends to noncontrolling interest holders									(4)		(4)
Capital contribution from noncontrolling interest holders									10		10
Acquisition of noncontrolling interest						(118)			(18)		(136)
Foreign currency translation adjustments, net of tax of nil								203			203
Noncontrolling interest recognized in connection with acquisitions									3		3
Issuance of ordinary shares in Hong Kong public offering		0				5,968					¥ 5,968
Issuance of ordinary shares in Hong Kong public offering (in shares) | shares											234,854,500	234,854,500
Noncontrolling interest recognized from partial disposal									2		¥ 2
Disposal of noncontrolling interest for deconsolidation									0		0
Loss / Income arising from defined benefit plan, net of tax								(27)			¥ (27)
Balance at ending outstanding (in shares) at Dec. 31, 2020 | shares											3,108,425,680	3,108,425,680
Balance at ending at Dec. 31, 2020		0	¥ (107)			9,808	1,502	127	102		¥ 11,432
Treasury shares, balance (in shares) at Dec. 31, 2020 | shares			30,967,640	30,967,640
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		0									¥ 0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares											12,325,470	12,325,470
Return of loaned ADS in connection with issuance of Convertible Senior Notes due 2022 (in shares) | shares										1,340
Return of loaned ADS in connection with issuance of Convertible Senior Notes due 2022	¥ 0				¥ 0					¥ 0
Share-based compensation						109					¥ 109
Net loss							(465)		(15)		(480)
Dividends to noncontrolling interest holders									(4)		(4)
Capital contribution from noncontrolling interest holders									16		16
Acquisition of noncontrolling interest						(3)			(11)		(14)
Foreign currency translation adjustments, net of tax of nil								(99)			(99)
Repurchase of ordinary shares			¥ 0								¥ 0
Repurchase of shares (in ordinary shares) | shares											(6,400)	(6,400)
Repurchase of shares (in Treasury Shares) | shares			6,400	6,400
Net settlement on shares repurchased for withholding taxes related to share-based awards						50					¥ 50
Noncontrolling interest recognized in connection with acquisitions									21		21
Loss / Income arising from defined benefit plan, net of tax								13			¥ 13
Balance at ending outstanding (in shares) at Dec. 31, 2021 | shares											3,120,746,090	3,120,746,090
Balance at ending at Dec. 31, 2021		0	¥ (107)			9,964	1,037	41	109		¥ 11,044
Treasury shares, balance (in shares) at Dec. 31, 2021 | shares			30,974,040	30,974,040							30,974,040	30,974,040
Treasury shares, balance at Dec. 31, 2021											¥ (107)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		0									¥ 0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares											9,462,340	9,462,340
Return of loaned ADS in connection with issuance of Convertible Senior Notes due 2022 | $				$ 104,251,120
Share-based compensation						87					¥ 87
Net loss							(1,821)		(28)		(1,849)	$ (268,000,000)
Dividends to noncontrolling interest holders									(6)		(6)
Capital contribution from noncontrolling interest holders									0		0
Gains from fair value changes of debt securities, net of tax of RMB19								57			57	8,000,000
Acquisition of noncontrolling interest						1			(2)		(1)
Foreign currency translation adjustments, net of tax of nil								112			112	$ 16,000,000
Cash dividends declared							(416)				(416)
Repurchase of ordinary shares			¥ 334	$ (17,794,700)							¥ 334
Repurchase of ordinary shares (in shares) | shares											(17,794,700)	(17,794,700)
Noncontrolling interest recognized in connection with acquisitions									1		¥ 1
Loss / Income arising from defined benefit plan, net of tax								22			22	$ 3,000,000
Termination of Capped Call						86					¥ 86
Balance at ending outstanding (in shares) at Dec. 31, 2022 | shares											3,112,413,730	3,112,413,730
Balance at ending at Dec. 31, 2022		¥ 0				¥ 10,138	¥ (1,200)	¥ 232	¥ 74		¥ 8,803	$ 1,277,000,000
Treasury shares, balance (in shares) at Dec. 31, 2022 | shares			153,019,860	153,019,860							153,019,860	153,019,860
Treasury shares, balance at Dec. 31, 2022			¥ (441)								¥ (441)	$ (64,000,000)